N-2	Nov. 08, 2022
Cover [Abstract]
Entity Central Index Key	0001288403
Amendment Flag	false
Securities Act File Number	1-32414
Document Type	8-K
Entity Registrant Name	W&T Offshore, Inc.
Entity Address, Address Line One	5718 Westheimer Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	626.8525
Entity Emerging Growth Company	false